Unaudited Condensed Consolidated Statements of Changes In Equity - GBP (£) £ in Thousands	Total	Share Capital [member]	Share Premium [member]	Own Share Reserve [member]	Share Option Reserve [member]	Foreign Currency Translation Reserve [member]	Capital Reserve [member]	Accumulated Deficit [member]
Beginning balance at Dec. 31, 2017	£ 93,420	£ 1,272	£ 79,236	£ (339)	£ 15,955	£ (11)	£ 42,466	£ (45,159)
Loss for the period	(6,394)							(6,394)
Other comprehensive expense for the period	(5)					(5)
Total comprehensive loss for the period	(6,399)					(5)		(6,394)
Share-based payments	428				428
Ending balance at Mar. 31, 2018	87,449	1,272	79,236	(339)	16,383	(16)	42,466	(51,553)
Beginning balance at Dec. 31, 2018	81,594	1,289	79,426	(339)	17,564	1	42,466	(58,813)
Loss for the period	(5,357)							(5,357)
Other comprehensive expense for the period	(5)					(5)
Total comprehensive loss for the period	(5,362)					(5)		(5,357)
Share-based payments	384				384
Exercise of share options	34	1	33		(53)			53
Ending balance at Mar. 31, 2019	£ 76,650	£ 1,290	£ 79,459	£ (339)	£ 17,895	£ (4)	£ 42,466	£ (64,117)